Other Receivables	12 Months Ended
Jan. 31, 2022
Notes to Financial Statements
Other Receivables

Note 6 – Other Receivables

	January 31,	January 31,
	2022	2021
Net working capital adjustments receivable from acquisitions	309	237
Other receivables	13,766	14,593
	14,075	14,830

Other receivables include receivables related to sales and use taxes, income taxes, non-trade receivables and contract assets. At January 31, 2022, $0.3 million ($0.2 million as at January 31, 2021) of the net working capital adjustments receivable from acquisitions is recoverable from amounts held in escrow related to the respective acquisitions.